Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Contractual Obligations
Contractual obligations for 2022 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,613	5,045	3,872	6,036	18,566
Other lease obligation s	637	1,424	1,521	1,420	5,002

Total	4,250	6,469	5,392	7,456	25,568

Contractual obligations for 2021 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	2,913	4,477	2,007	932	10,329
Other lease obligations	66	1,258	1,362	2,040	4,726
Contract research organization agreements	1,681	—	—	—	1,681

Total	4,659	5,735	3,370	2,972	16,735